Financial Risk Management and Financial Instruments - Disclosure of Detailed Information about Currency Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Non-current assets	kr 86	kr 0